Document and Entity Information	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	23andMe Holding Co.
Entity Central Index Key	0001804591
Amendment Flag	true
Entity Incorporation State Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	349 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 19, 2022, 23andMe Holding Co. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) announcing the appointment of Joseph Selsavage as the Company’s Interim Chief Financial and Accounting Officer (the “Appointment”), with such appointment to be effective as of September 1, 2022 (the “Effective Date”). In accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this Amendment No. 1 to the Original 8-K (this “Amendment No. 1”) to provide information regarding material changes to Mr. Selsavage’s compensation arrangements as a result of the Appointment (the “Compensation Changes”), which arrangements had not been determined at the time of the filing of the Original 8-K. The Compensation Changes, as described below, were approved by the Compensation Committee (the “Committee”) of the Company’s Board of Directors on August 26, 2022.